Summary of Significant Accounting Policies - Useful life of property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Equipment and Vehicles | Minimum
Property and equipment
Useful life	3 years
Equipment and Vehicles | Maximum
Property and equipment
Useful life	7 years
Building Leasehold Improvements | Minimum
Property and equipment
Useful life	5 years
Building Leasehold Improvements | Maximum
Property and equipment
Useful life	8 years